Form N-1A Cover	Oct. 15, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 15, 2025
Prospectus Date	Oct. 16, 2025